Personnel expenses (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel Expenses [Line Items]
Total personnel expenses	$ 24,899	$ 17,680	$ 18,387
Increase / (decrease) in personnel expenses	7,219
Integration-related personnel expenses	2,192
Credit Suisse
Personnel Expenses [Line Items]
Total personnel expenses	$ 6,330